Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Apr. 30, 2025	Oct. 31, 2024
Schedule of Maturities of Lease Liabilities [Abstract]
2025
Total lease payments	105,307	49,583
Less: imputed interest	1,341	1,688
Present value of lease liabilities	103,966	47,895
2024
Total lease payments	105,307	49,583
Less: imputed interest	1,341	1,688
Present value of lease liabilities	$ 103,966	$ 47,895